TRADE ACCOUNTS RECEIVABLE - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 1,669	€ 1,655
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	1,687	1,671
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 18	€ 16